Segment Reporting	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting

NOTE 17— SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s conducts its business in China through its wholly-owned subsidiary and entities controlled through contractual arrangements. The Company’s VIE, Xi’an App-chem, is primarily engaged in the general administration and sales of the Company’s products. The VIE’s subsidiaries are engaged in the manufacturing, research and development and raw material purchase (see Note 1).

The Company develops, manufactures and sells products to customers located in both Chinese and international markets. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by region

	For the six months ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
PRC	$6,362,272	$5,241,465
Overseas	787,513	3,335,655
Total revenue	$7,149,785	$8,577,120

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2020 and 2019 was as follows:

	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Fragrance compounds	$2,556,881	$3,503,718
Health supplements (solid drinks)	1.065,535	3,502,335
Bioactive food ingredients	3,527,369	1,571,067
Total revenue	$7,149,785	$8,577,120

NOTE 17 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s conducts its business in China through its wholly-owned subsidiary and entities controlled through contractual arrangements. The Company’s VIE, Xi’an App-chem, is primarily engaged in the general administration and sales of the Company’s products. The VIE’s subsidiaries are engaged in the manufacturing, research and development and raw material purchase (see Note 1).

The Company develops, manufactures and sells products to customers located in both Chinese and international markets. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by region

	For the year ended September 30,
	2019	2018
PRC	$11,192,324	$9,274,017
Overseas	5,203,694	1,507,619
Total revenue	$16,396,018	$10,781,636

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2019 and 2018 was as follows:

	September 30, 2019	September 30, 2018
Fragrance compounds	$6,738,274	$3,277,668
Health supplements (powder drinks)	4,342,490	1,943,722
Bioactive food ingredients	5,315,254	5,560,246
Total revenue	$16,396,018	$10,781,636